Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

October 18, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Schwab U.S. Mid-Cap ETF	Schwab Emerging Markets Equity ETF
	Schwab U.S. Small-Cap ETF	Schwab U.S. Aggregate Bond ETF
Schwab International Equity ETF
(the “Funds”) each a series of Schwab Strategic Trust (the “Registrant”)
(File Nos. 333-160595 and 811-22311)

Ladies and Gentlemen:

On behalf of the Registrant and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 dated October 7, 2016 to the Schwab U.S. Mid-Cap ETF and Schwab U.S. Small-Cap ETF’s prospectus, dated December 30, 2015, as supplemented May 2, 2016; Schwab International Equity ETF and Schwab Emerging Markets Equity ETF’s prospectus, dated December 30, 2015, as supplemented March 1, 2016; and Schwab U.S. Aggregate Bond ETF’s prospectus, dated April 29, 2016, as supplemented June 30, 2016. The purpose of this filing is to submit, in XBRL, the 497 dated October 7, 2016.

Any questions or comments on this filing should be directed to the undersigned at (720) 418-2441.

Respectfully,

/s/ Robin R. Nesbitt
Robin R. Nesbitt
Director and Corporate Counsel